Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of investments in financial assets and real estate [abstract]
Available-for-sale (AFS)	€ 99,580	€ 89,404
Loans	44,519	44,591
Financial assets at fair value through profit or loss (FVTPL)	10,057	9,080
Total financial assets, excluding derivatives	154,156	143,075
Investments in real estate	2,385	2,901		€ 2,700
Total investments for general account	€ 156,541	€ 145,976	€ 138,625